UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trian Partners Parallel Fund II General Partner, LLC
           --------------------------------------------------
Address:   280 Park Avenue, 41st Floor
           --------------------------------------------------
           New York, New York 10017
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-12037

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Peter W. May
           --------------------------------------------------
Title:     Member
           --------------------------------------------------
Phone:     212-451-3000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/Peter W. May              New York, New York            02/13/07
       ------------------------   ------------------------------  --------
            [Signature]            [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   3
                                               -------------

Form 13F Information Table Entry Total:              6
                                               -------------

Form 13F Information Table Value Total:          $  6,105
                                               -------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number                 Name


     01         28-11639                           Nelson Peltz

     02         28-11640                           Peter W. May

     03         28-11641                           Edward P. Garden





                                               FORM 13F INFORMATION TABLE

   COLUMN 1             COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5        COLUMN 6          COLUMN 7      COLUMN 8
   --------             --------      --------     --------           --------        --------          --------      --------
                                                   VALUE          SHARES/ or SH/PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)       PRN AMT    PRN CALL  DISCRETION    MANAGERS  SOLE  SHARED    NONE


Wendy's Intl Inc.       COM           950590109     1,017         30,740     SH        Defined        1,2,3          30,740

H.J. Heinz Co.          COM           423074103     2,607         57,926     SH        Defined        1,2,3          57,926

Tribune Co. New         COM           896047107       651         21,153     SH        Defined        1,2,3          21,153

Tim Hortons Inc.        COM           88706M103       928         32,034     SH        Defined        1,2,3          32,034

Lions Gate Entmnt Corp. COM NEW       535919203       373         34,774     SH        Defined        1,2,3          34,744

Chemtura Corp.          COM           163893100       529         54,962     SH        Defined        1,2,3          54,962

